Lease Arrangements - Summary of Other Related Lease Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 814,235	$ 29,352	$ 682,142
Expenses relating to low-value assets leases	5,080	183	5,433
Expenses relating to variable lease payments not included in the measurement of lease liabilities	61,141	2,204	43,112
Total cash outflow for leases	$ 2,909,157	$ 104,872	$ 1,854,456